Note 3 – Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Note 3 – Summary of significant accounting policies

Note 3 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of September 30, 2025, and for the three and nine months ended September 30, 2025 and 2024, have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments of a normal and recurring nature that are necessary for the fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented have been reflected herein.

Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the FASB.

Unaudited Condensed Consolidated Financial Statements

The condensed consolidated balance sheet as of September 30, 2025 and the condensed consolidated statements of operations and comprehensive loss, mezzanine equity and stockholders’ equity (deficit) for the nine months ended September 30, 2025 and 2024, and three months ended September 30, 2025 and 2024, and cash flows for the nine months ended September 30, 2025 and 2024 are unaudited. The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for the fair statement of the Company’s financial position as of September 30, 2025 and its results of operations for the nine months ended September 30, 2025 and 2024 and three months ended September 30, 2025 and 2024, and cash flows for the nine months ended September 30, 2025 and 2024. The financial data and the other financial information disclosed in the notes to the condensed consolidated financial statements related to the nine months period are also unaudited. The results of operations for the nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or for any other future annual or interim period. The condensed consolidated balance sheet as of December 31, 2024 included herein was derived from the audited consolidated financial statements as of that date. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these condensed consolidated financial statements. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2024 and 2023.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Restricted cash balances represent funds held in escrow to comply with the requirements of a certain loan agreement. These amounts primarily relate to reserves for tenant deposits, property taxes, insurance, and interest, and are not available for general operating purposes until the related obligations are settled.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the condensed consolidated balance sheet as of September 30, 2025 that sum to the total of the same such amounts shown in the condensed consolidated statement of cash flows.

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$1,918,454	$2,751,386
Restricted cash	4,311,002	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$6,229,456	$2,751,386

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and accompanying notes. Estimates and assumptions reflected in the condensed consolidated financial statements include, but are not limited to, revenue recognition, the useful lives and carrying value of long-lived assets, the provision for credit losses, share-based compensation, and income taxes. Actual results could differ from those estimates.

Prior-Period Presentation

Certain prior-period amounts in the condensed consolidated balance sheets, condensed consolidated statement of operations and comprehensive loss, and condensed consolidated statement of cash flows have been reclassified to be consistent with the current-period presentation. There are no significant reclassifications.

Rental Real Estate

The Company records rental real estate and improvements at cost, including acquisition and closing costs. The acquisition of rental property is typically accounted for as an asset acquisition. The Company allocates the purchase price and acquisition costs to land, buildings and identified intangible assets and liabilities, based in each case on their relative estimated fair values and without giving rise to goodwill. The intangible assets and liabilities represent the value of in-place leases at the date of acquisition. The rental real estate is presented as Fixed Assets, Net and the in-place leases is presented as part of Intangible Assets, Net in the condensed consolidated balance sheets.

The estimated fair values of the tangible assets of an acquired property are determined by valuing the property as if it were vacant. Management determines the as-if-vacant fair value of a property using independent appraisers, generally utilizing the cost approach, the income approach and the comparable sales approach and reconciling any differences to determine the most appropriate measure of fair value for an acquisition. The most significant assumptions when using the income approach include the discount rate as well as the future exit capitalization rates, occupancy levels, and rental rates. The comparable sales approach considers the property compared to recent sales transactions of similar properties, adjusting the sales prices of those properties to arrive at an estimated fair value of the property being valued. The cost approach considers the amount required to replace the service capacity of an asset (replacement cost.)

The fair value of acquired in-place lease intangibles are determined based on the Company’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases at the time of the acquisition. In-place leases are amortized using the straight-line method over the weighted average years remaining calculated on terms of all of the leases in-place when acquired. Most of the Company’s lease are relatively short term. As such, the Company has determined that its above-market and below-market lease intangibles are not significant.

Fixed Assets, Net

Fixed assets are stated at historical cost less accumulated depreciation and amortization. The historical cost of acquiring a fixed asset includes the costs necessarily incurred to bring it to the condition and location necessary for its intended use. Maintenance and repairs are charged to expense as incurred.

When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the results of operations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the respective assets. Land is carried at cost and not depreciated. The assets’ residual values, useful lives, and methods of depreciation are reviewed at each financial year-end, and adjusted prospectively if appropriate. Assets are tested for impairment whenever there is an indication that the carrying amount may not be recoverable.

The estimated useful lives of depreciable assets are as follows:

Building	24.5 years
Site improvements	12 years
Computers and equipment	3-5 years
Office furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Intangible Assets

Identifiable intangible assets include trade names, developed technology, customer relationships, and in-place leases resulting from acquisitions. Acquired intangible assets are recorded at fair value on the date of acquisition and amortized over their estimated economic lives on a straight-line basis. Acquired intangible assets are presented net of accumulated amortization on the condensed consolidated balance sheets. We review the carrying amounts of intangible assets for impairment at the asset group level whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. We measure the recoverability of the asset group by comparing its carrying amount to the future undiscounted cash flows we expect the asset group to generate. If we consider the asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset group exceeds its fair value. In addition, we periodically evaluate the estimated remaining useful lives of long-lived intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation or amortization.

The Company amortizes intangible assets subject to amortization on the basis of their expected periods of benefit. The Company does not have indefinite-lived intangible assets other than goodwill.

Useful life of the intangible assets are as follows:

Trade name	10 years
Developed technology	4 years
Customer relationships	4 years
In-place leases	1 year for residential leases, 6 years for commercial leases

Acquisitions

The Company evaluates acquisitions pursuant to Accounting Standards Codification (“ASC”) 805, “Business Combinations,” to determine whether the acquisition should be classified as either an asset acquisition or a business combination. Acquisitions for which substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset or a group of similar identifiable assets are accounted for as an asset acquisition. For asset acquisitions, we allocate the purchase price of these properties on a relative fair value basis and capitalize direct acquisition related costs as part of the purchase price. If the acquisition meets the definition of a business combination, the Company records the fair value of the assets acquired and liabilities assumed and will evaluate the existence of goodwill or a bargain purchase gain. Acquisition costs are expensed for business combinations.

Concentration of Credit Risk

Cash and cash equivalents consist of financial instruments that potentially subject the Company to a concentration of credit risk in the event of a default by the related financial institution holding the cash or securities, to the extent of the value recorded in the condensed consolidated balance sheets. The Company maintains its cash accounts in financial institutions with Federal depository insurance coverage (“FDIC”) of $250,000. The Company has not experienced losses on these accounts, and management believes that the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

ASC 825, Disclosures About Fair Value of Financial Instruments, requires the disclosure of fair value information about financial instruments. ASC 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2025 and December 31, 2024.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - Quoted market prices available in active markets for identical assets or liabilities that the Company has access to at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from, or corroborated by, observable market data by correlation or other means (market-corroborated inputs).

Level 3 - Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability.

The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, advance receivables, accounts payable and accrued liabilities, deferred consideration, notes payable, and due to and from related parties. Fair values were assumed to approximate carrying values for these financial instruments due to their short-term maturities.

Foreign Currency Translation and Transactions

The functional currency of our wholly owned subsidiaries is the applicable local currency. The translation of foreign currencies into U.S. dollars is performed for assets and liabilities using current foreign currency exchange rates in effect at the balance sheet date, and for revenues and expense accounts using average foreign currency exchange rates during the period. Capital accounts are translated at historical foreign currency exchange rates. Translation gains and losses are included in stockholders’ equity as a component of accumulated other comprehensive income (loss). Adjustments that arise from foreign currency exchange rate changes on transactions denominated in a currency other than the functional currency are included in other loss on the condensed consolidated statements of operations and comprehensive loss.

Redeemable Noncontrolling Interests and Noncontrolling Interests

On July 11, 2025, the Company acquired a controlling interest in Block 40, LLC. The interests held by third-party holders of Block 40’s Class B Preferred Units are reflected as noncontrolling interests. Classification of these interests depends on the presence of redemption features that are not solely within the Company’s control. Class B Preferred Units that are redeemable for cash upon USCIS denial of the Class B Member’s Form I-526 petition are presented outside of permanent equity as redeemable noncontrolling interests, under mezzanine equity, in accordance with ASC 480-10-S99-3A. Class B Preferred Units that do not contain redemption features that are outside the issuer’s control are classified within permanent equity as noncontrolling interests in accordance with ASC 810-10.

For interests classified as redeemable, the Company evaluates each reporting period whether the instruments are currently redeemable or whether redemption has become probable. If the instruments are currently redeemable, or become probable of redemption, the carrying amount is adjusted to the redemption amount as of the reporting date, with the corresponding offset recorded within accumulated deficit. As of September 30, 2025, management concluded that the relevant redemption conditions had not been met and that redemption was not probable.

Income From Rental Property

Income from rental property includes rental, storage, parking and other rental property related income charged to leases. The Company leases a mixed-use residential and commercial property to tenants primarily under non-cancelable operating leases that generally contain provisions for minimum base rents plus reimbursement for certain operating expenses. Total minimum annual lease payments are recognized in rental income on a straight-line basis over the term of the related lease, regardless of when payments are contractually due, when collectability is probable. Rental revenue recognition commences when the tenant takes possession of or controls the physical use of the leased space. Lease termination fees, which are included in rental income, are recognized when the related leases are canceled and we have no continuing obligation to provide services to such former tenants.

Our lease agreements with tenants generally contain provisions that require tenants to reimburse us for certain property expenses. Estimated reimbursements from tenants for these property expenses, which include real estate taxes, insurance, common area maintenance and other recoverable operating expenses, are recognized as revenues in the period that the expenses are incurred. Subsequent to year-end, we perform final reconciliations on a lease-by-lease basis and bill or credit each tenant for any cumulative annual adjustments. As the timing and pattern of revenue recognition is the same and as the lease component would be classified as an operating lease if it were accounted for separately, rents and tenant reimbursements are treated as a combined lease component and presented as a single line item “Income From Rental Property” in the Company’s condensed consolidated statements of operations and comprehensive loss.

The Company record revenues and expenses on a gross basis for lessor costs (which include real estate taxes) when these costs are reimbursed to us by our tenants. Conversely, we record revenues and expenses on a net basis for lessor costs when they are paid by our tenants directly to the taxing authorities on our behalf.

Lessor Accounting

We evaluate new leases originated or leases assumed as part of an acquisition transaction under ASC Topic 842: Leases to determine lease classification. Generally, all of our leases have historically been classified as operating leases. A lease is classified by a lessor as a sales-type lease if the significant risks and rewards of ownership reside with the tenant. This situation is met if, among other things, there is an automatic transfer of title during the lease, there is a purchase option that the tenant is reasonably certain to exercise, the lease term, including extension options that the tenant is reasonably certain to exercise, is for more than a major part of the remaining economic useful life of the asset (e.g., equal to or greater than 75%), if the present value of the minimum lease payments represents substantially all (e.g., equal to or greater than 90%) of the leased property’s fair value at lease inception, or if the asset is so specialized in nature that it provides no alternative use to the lessor (and therefore would not provide any future value to the lessor) after the lease term. Further, such new leases would be evaluated to consider whether they would be failed sale-leaseback transactions and accounted for as financing transactions by the lessor, if applicable. As of September 30, 2025 and December 31, 2024, we did not have any leases that were classified as sales-type or financing leases under sale-leaseback rules.

Segment Reporting

The Company evaluated segment reporting in accordance with ASC 280, Segment Reporting, and concluded that the Company is comprised of two operating segments. This conclusion is based on the discrete operating results regularly reviewed by the chief operating decision maker (“CODM”), the President of the Company, to assess the performance of the business and to make resource allocations. These two operating segments also represent our two reportable segments: (i) Financing Solutions, and (ii) Real Estate Operations. Substantially all the Company’s revenues are derived from within the United States, no geographical segments are presented. See Note 16, “Segment Information”, for further information.

Recently Adopted Accounting Pronouncements

There were no new accounting pronouncements adopted during the nine months ended September 30, 2025.

Accounting Pronouncement Not Yet Adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes - Improvements to Income Tax Disclosures. The amendments require enhanced disclosures in connection with an entity's effective tax rate reconciliation, income taxes paid disaggregated by jurisdiction, and clarification on uncertain tax positions and related statement impacts. The amendments are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this amendment on its consolidated financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This amendment is expected to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This information is not generally presented in the financial statements today. The amendments in this update do not change or remove current expense disclosure requirements.

This ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this update should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of the new standard.

In July 2025, the FASB issued Accounting Standards Update 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets" ("ASU 2025-05"). ASU 2025-05 provides the option to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. ASU 2025-05 is effective for the Company for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years. The Company does not expect adoption of ASU 2025-05 to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software" ("ASU 2025-06"). ASU 2025-06 clarified and modernizes the accounting for costs related to internal-use software. The amendments in ASU 2025-06 remove all references to project stages throughout Subtopic 350-40 and clarify the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for the Company for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of ASU 2025-06 on its consolidated financial statements.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act of 2017, including 100% bonus depreciation, domestic research cost expensing and the business interest expense limitation, among other tax changes. Many of the tax provisions of the OBBBA are designed to accelerate tax deductions, which could lead to lower cash tax payments. The new legislation has multiple effective dates, with certain provisions effective in 2025 and others in the future. While the Company continues to assess the impact of the tax provisions of the OBBBA on its consolidated financial statements, the Company currently believes that the tax provisions of the legislation are not expected to have a material impact on the Company’s statement of operations and comprehensive loss.

Note 3 – Summary of significant accounting policies

Principles of Consolidation

The Company prepares its consolidated financial statements on the accrual basis of accounting. All intercompany accounts, balances and transactions have been eliminated in the consolidation as at December 31, 2024 and December 31, 2023.

Revenue Recognition

The Company’s main source of revenue is through agreements for the purchase and sale of future receivables/receipts, commonly referred to as a Merchant Cash Advance. Under the contract, the Company will agree to purchase a specified amount of the customer’s future receipts/receivables (the “Purchased Amount”) at a discount, in return for providing the customer with upfront proceeds (the “Purchase Price”). The customer is then contractually required to pay the cash related to the future receivables/receipts based on an estimated period and agreed-upon % of the customer’s future receivables/receipts that the customer collects. The difference between the Purchased Amount that the customer will repay, and the discounted Purchase Price amount that the Company pays for the future receivables/receipts, is considered the “discount”, which reflects the significant collection risk incurred by the Company for its purchase of future receivables/receipts. These purchase of future receivables arrangements do not constitute a revenue contract under ASC 606 "Revenue from Contracts with Customers". Accordingly, the Company accounts for them in accordance with ASC 310 "Receivables"

The Company recognizes revenue on remittances collected by applying the contractual discount to allocate the remittance against the initial principal held as a receivable and revenue. All upfront income from fees, such as origination and processing fees are booked as income on a straight-line method over the initial period of the contract. The same applies to all direct costs incurred upon the execution of the contract, which primarily consists of commissions paid to the Company’s internal sales team or external partners for sourcing the contract.

As of December 31, 2024, and 2023, deferred commissions cost included within account receivables was $842,924 and $919,280, respectively. Similarly, deferred origination fees included within account receivables was $192,033 and $335,679 as of December 31, 2024, and 2023, respectively.

Following table provides the revenue recognized from each offering

Revenue	December 31, 2024	December 31, 2023
MCAs Income and Fees	$10,225,976	$11,286,626
Brokerage Commissions	2,483,084	294,472
Management fee	44,874	—
Others	33,328	219,130
Total Revenue	$12,787,262	$11,800,228

Variable Interest Entities

We determine at the inception of each arrangement whether an entity in which we have made an investment or in which we have other variable interests is considered a variable interest entity (“VIE”). We consolidate VIEs when we are the primary beneficiary. We are the primary beneficiary of a VIE when we have the power to direct activities that most significantly affect the economic performance of the VIE and have the obligation to absorb the majority of their losses or benefits. If we are not the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE in accordance with applicable GAAP.

Periodically, we assess whether any changes in our interest or relationship with the entity affect our determination of whether the entity is a VIE and, if so, whether we are the primary beneficiary.

Property, equipment and leasehold improvements.

Property, equipment and leasehold improvements are stated at historical cost less accumulated depreciation and impairment. The historical cost of acquiring an item of property and equipment or undertaking leasehold improvements includes the costs necessarily incurred to bring it to the condition and location necessary for its intended use.

Maintenance and repairs are charged to expense as incurred. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the results of operations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the respective assets.

The estimated useful lives of depreciable assets are as follows:

Computers and equipment	5 years
Office furniture and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Advance receivables

Advance receivables are recorded at net realizable value, net of an allowance for expected credit losses.

Credit Losses on Financial Instruments

For its financial instruments subject to credit risk, consisting of its receivables related to its MCA’s, the Company recognizes as an allowance its estimate of lifetime expected credit losses under the current expected credit loss (CECL) model of ASC 326. The approach is based on the Company's internal knowledge and historical default rates over the expected life of the receivables and is adjusted to reflect current economic conditions as well as industry and geographical specific risks. This evaluation takes into account the customer's ability and intention to pay the consideration when it is due along with incorporating changes in the forward-looking estimates. If the expected financial condition of the Company’s customers were to improve, the allowances may be reduced accordingly.

Movement of Credit Losses for the Year:

	Years Ended December 31,
	2024	2023
Beginning balance	$16,102,278	$10,842,493
Provision for (reversal of) credit losses	4,019,840	5,561,517
Charge-offs	(1,087,141)	(301,732)
Recoveries	—	—
Ending balance	$19,034,976	$16,102,278

The Company had increased write-offs for the period ended December 31, 2024 mainly due to the closing of some of the syndication funds in which the Company participated.

The Company will write off any deals that are deemed to be uncollectible as advised by the Company’s third party collections and legal team or in the event the merchant has filed for bankruptcy. With regards to deals where the Company has syndicated on the deal, the write off is done at the time the syndication partner identifies these deals are no longer collectable.

Fair Value of Financial Instruments

ASC 825, “Disclosures about Fair Value of Financial Instruments”, requires disclosure of fair value information about financial instruments. ASC 820, “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2024 and 2023.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - Quoted market prices available in active markets for identical assets or liabilities that the Company has access to at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accrued liabilities, convertible note, notes payable, due to and from related parties and advanced receivables. Fair values were assumed to approximate carrying values for these financial instruments due to their short-term maturities.

Provision for Income Taxes

The Company accounts for income taxes in accordance with ASC 740 and other authoritative guidance utilizing the asset and liability method. This method requires the recognition of deferred assets or liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets or liabilities are calculated as the difference between the financial statements and the tax bases of assets and liabilities applying enacted tax rates in effect for the period in which the differences are expected to settle. The Company records deferred tax assets or liabilities when management determines it is more likely than not that the tax position will be sustained. A valuation allowance is required for deferred tax assets if, based on available evidence, it is more likely than not that all or some portion of the asset will not be realized due to the inability to generate sufficient taxable income in the period or of the character necessary to use the benefit of the deferred tax asset. On the basis of the evaluation, as of December 31, 2024, the Company has recorded a full valuation allowance against the Company’s net deferred tax asset.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The company has not identified any uncertain tax positions.

We recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 2024 and 2023, and expenses for the years ended December 31, 2024 and 2023, and cumulative from inception. Actual results could differ from those estimates made by management.

Stock Subscription Receivable

Stock subscription receivables are recorded when the shares have been issued against future services from the subscriber. Since the shares had already been issued and the expense will be recorded when the services are received from the subscriber, the Company recorded the amount as stock subscriptions receivable in the equity section of the consolidated balance sheets.

Warrants

The Company accounts for stock warrants granted either as a liability or equity in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”). Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability-classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in the consolidated statements of operations and comprehensive loss as a gain or loss. If warrants do not require liability classification under ASC 815-40, in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or another applicable GAAP standard. Equity-classified warrants are accounted for at fair value on the grant date with no changes in fair value recognized after the issuance date.

The Company has issued warrants to purchase shares of its common stock in connection with its financing activities. The Company classifies these warrants as equity and recorded the warrants at fair value as of the date of issuance on the Company’s consolidated balance sheet with no subsequent remeasurement. The issuance date fair value of the outstanding warrants was estimated using the Black-Scholes Model. The Black-Scholes Model required inputs such as the expected term of the warrants, expected volatility and risk-free interest rate. These inputs were subjective and required significant analysis and judgment. For the estimate of the expected term, the Company used the full remaining contractual term of the warrant. The estimate of expected volatility assumption is based on the volatility observed on the Company’s peer group. The risk-free rate is based on the yield available on U.S. Treasury zero-coupon issues corresponding to the expected term of the warrants.

Syndicate Payable

A portion of the Company’s direct funding portfolio are funded by syndication partners who participate alongside the Company in the deal and therefore economically benefit directly from the performance of the deal but also bare the risk with regards to nonperformance. The syndicated portion of an individual deal will vary based on the size of the deal or the syndicated partners participation threshold. All syndication partners sign participation contracts with the Company which details the relationship between the syndicate partner and the Company as well as any relevant collection fees the Company will receive under the relationship.

All deals and the syndicates participation are tracked separately in the Company’s customer relationship management (“CRM”) which operates on a wallet basis. The syndicate partner has access to the CRM and therefore has the ability to track the performance of every deal as well as monitor any payments received.

Foreign Currency Translation and Transactions

The functional currency of our wholly owned subsidiaries is the applicable local currency. The translation of foreign currencies into U.S. dollars is performed for assets and liabilities using current foreign currency exchange rates in effect at the balance sheet date, and for revenues and expense accounts using average foreign currency exchange rates during the period. Capital accounts are translated at historical foreign currency exchange rates. Translation gains and losses are included in stockholders’ equity as a component of accumulated other comprehensive income (loss). Adjustments that arise from foreign currency exchange rate changes on transactions denominated in a currency other than the functional currency are included in other loss on the consolidated statements of operations.

Segment Reporting

The Company’s current source of revenue is from one main product, namely Merchant Cash Advances. Our revenue generation is limited to within the United States and although the Company is exploring alternative products to add to its alternative finance offering, none of these have been finalized yet. Our chief operating decision-maker (“CODM”) is our Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. We manage our operations and allocate resources as a single operating segment.

Leases

The Company applies the accounting guidance ASC 842, Leases. The Company determines if an arrangement contains a lease at inception based on whether there is an identified property, plant or equipment and whether the Company controls the use of the identified asset throughout the period of use. Operating leases are included in the accompanying consolidated balance sheets. Operating lease right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are included in current and non-current liabilities. Operating lease ROU assets and lease liabilities are recognized at the lease inception date based on the present value of lease payments over the lease term discounted based on the more readily determinable of (i) the rate implicit in the lease or (ii) the Company’s incremental borrowing rate (which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease). Because the Company’s operating leases generally do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at lease commencement date for borrowings with a similar term.

The Company’s operating lease ROU assets are measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options at commencement. The Company elected the practical expedient which allows the Company to not allocate consideration between lease and non-lease components. Variable lease payments are recognized in the period in which the obligation for those payments is incurred. In addition, the Company elected the practical expedient such that it does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less of all asset classes. Operating lease expense is recognized on a straight-line basis over the lease term.

Business Combinations

ASC 805, Business Combinations, provides a model for determining whether an acquisition represents a business combination. In order to be a business, the integrated set of activities of the acquired entity needs to have an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired entity must also pass the “Screen Test” which involves determining whether the acquisition represents an in-substance asset acquisition based on whether the fair value of the gross assets acquired is “substantially all” concentrated in a single asset or group of similar assets.

We use the acquisition method of accounting for business combination transactions, and, accordingly, recognize the fair values of assets acquired and liabilities assumed in our consolidated financial statements. Transaction costs related to the acquisition of the acquired company are expensed as incurred. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

Goodwill and Intangible Assets

We recognize the excess of the purchase price over the fair value of identifiable net assets acquired at the acquisition date as goodwill. In accordance with ASC 350, Intangibles-Goodwill and Other (“ASC 350”), Goodwill is not amortized but is reviewed for impairment annually and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. We first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable. If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value.

Identifiable intangible assets include developed technology, customer relationships, and trade names resulting from acquisitions. Acquired intangible assets are recorded at fair value on the date of acquisition and amortized over their estimated economic lives on a straight-line basis. Acquired intangible assets are presented net of accumulated amortization on the consolidated balance sheets. We review the carrying amounts of intangible assets for impairment at the asset group level whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. We measure the recoverability of the asset group by comparing its carrying amount to the future undiscounted cash flows we expect the asset group to generate. If we consider the asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset group exceeds its fair value. In addition, we periodically evaluate the estimated remaining useful lives of long-lived intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation or amortization.

The Company amortizes intangible assets subject to amortization on the basis of their expected periods of benefit, generally 4 to 10 years. The Company does not have indefinite-lived intangible assets other than goodwill.

Useful life of the intangible assets are as follows:

Useful life (In years)
Trade Name	10
Developed Technology	4
Customer relationships	4

As of December 31, 2024, the Company had gross intangible assets of $900,000 and gross accumulated amortization of $195,000, netting to $705,000. The Company had no intangible assets as of December 31, 2023.

Deferred Consideration

The Company elected to account for the deferred consideration under ASC 825, Financial Instruments (“ASC 825”). Accordingly, deferred consideration was recognized at their fair value at the closing of the transaction and are subsequently remeasured each reporting period with changes in fair value recorded in other income (expense) in the consolidated statements of operations and comprehensive loss until settlement. The fair value of the deferred consideration was determined by discounting future payments using the Company’s cost of borrowing.

Subsequent Event

The Company evaluated subsequent events through the date when financial statements are issued for disclosure consideration.

Adoption of Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280 - Improvements to Reportable Segment Disclosures. ASU 2023-07 will improve reportable segment disclosure requirements, primarily through enhanced annual and interim disclosures about significant segment expenses that are regularly provided to the CODM. The disclosure required under ASU 2023-07 is required for public entities with a single reportable segment. ASU 2023-07 will be effective for the Company for annual periods beginning on January 1, 2024 and interim periods beginning on January 1, 2025. The amendments of this guidance apply retrospectively to all prior periods presented in the consolidated financial statements. Early adoption is permitted. The amendments were applied retroactively to all prior periods presented in the consolidated financial statements and adoption of ASU 2023-07 do not have a material impact on our consolidated financial statements.

Recently issued accounting guidance - not yet adopted:

In November 2024, the Financial Account Standards Board (FASB), issued Accounting Standards Update (ASU) 2024-04, Debt-Debt with Conversions and Other Option. ASU 2024-04 is intended to clarify requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

On November 04, 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. ASU 2024-03 is effective for annual periods in fiscal years beginning after December 15, 2026, and interim periods thereafter. Early adoption is permitted. ASU 2024-03 applies on a prospective basis for periods beginning after the effective date. However, retrospective application to any or all prior periods presented is permitted. We are assessing the impact that ASU 2024-03 will have on our consolidated financial statements and disclosures, if any.

In March 2024, the United States Securities and Exchange Commission (SEC) issued Final Rulemaking Release No. 33-11275: The Enhancement and Standardization of Climate-Related Disclosures for Investors. This release is intended to improve consistency, completeness and transparency related to climate risks and events. The disclosure requirements related to this new rule will be phased in, and effective for the Company beginning in fiscal year 2027 on a prospective basis. The Company is currently evaluating the potential impact of this release on its financial statements and disclosures.

In March 2024, the Financial Account Standards Board (FASB), issued Accounting Standards Update (ASU) 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards.  This ASU intends to provide an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. This ASU is effective for all public entities for annual reporting periods beginning after December 15, 2024, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

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In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances the annual income tax disclosures for the effective tax rate reconciliation and income taxes paid. The amendments are effective for public business entities, for annual periods beginning after December 15, 2024 and for annual periods beginning after December 15,2025 for all other entities. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 applies on a prospective basis to annual financial statements for periods beginning after the effective date. However, retrospective application in all prior periods presented is permitted. We are assessing the impact that ASU 2023-09 will have on our consolidated financial statements, if any.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU covers a variety of codification topics, and the effective date for each amendment will be the date on which the SEC‘s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The Company is currently evaluating the potential impact of this guidance on its disclosures.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.